Equity (Details)																			6 Months Ended			12 Months Ended
		Feb. 17, 2025 USD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 30, 2024 shares	Oct. 13, 2024 shares	Oct. 07, 2024 $ / shares shares	Aug. 15, 2024 USD ($) shares	Jul. 10, 2024 shares	Jul. 05, 2024 shares	Jan. 04, 2024 USD ($)	Dec. 29, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Feb. 10, 2023 USD ($) $ / shares shares	Nov. 15, 2022 USD ($) shares	Sep. 16, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Jan. 15, 2022 $ / shares shares	Sep. 29, 2021 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2023 USD ($)	Nov. 01, 2024 $ / shares shares	Mar. 31, 2023 USD ($)	Feb. 10, 2023 CNY (¥) shares
Equity [Line Items]
Pre-split shares														381,963	41,155		0.000002
Cash consideration received (in Dollars) | $																$ 2,000,000
Share capital (in Dollars) | $															$ 50,000
Surrendered ordinary shares														25,464	1,653,155
Cancelled surrendered shares														25,464	1,653,155
Investor agreed to invest (in Dollars) | $														$ 1,500,000
Ordinary shares authorized														25,464
Aggregate amount													$ 9,400,000														¥ 65,000,000
Amount received (in Dollars) | $																										$ 9,400,000
Sold ordinary share					5,000,000						137,931	1,240,000
Public offering shares												2,667
Over-allotment arrangement price per share (in Dollars per share) | $ / shares												$ 75
Net proceeds (in Dollars) | $										$ 8,900,000		$ 5,200,000
Warrant shares									33,103
Total share value (in Dollars) | $																					$ 5,034,781
Shares of stock						220,000
Issuance of warrants (in Dollars) | $			$ 2,420,000
Percentage of adjusted warrant																			20.00%
Warrants liability (in Dollars) | $																			$ 850,054
Change of fair value of warrant liability (in Dollars) | $																			(3,734,131)		(6,743,319)
Warrants exercised		18,237,500
Fund statutory reserves, percentage																						50.00%		50.00%
Retained earnings statutory reserves (in Dollars) | $																			2,322,863			$ 1,926,547
Restricted net assets (in Dollars) | $																						5,623,821		$ 6,148,819
Warrants [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 91,954
Sold ordinary share					666,667						2,068,970
Net proceeds (in Dollars) | $											$ 10,000,000
Net proceeds (in Dollars) | $			$ 2,500,000							$ 2,500,000
Warrants shares					10,000,000
Issuance of warrants (in Dollars) | $																			14,493,455
Warrant exercise price adjustment amount (in Dollars) | $																			297,029,703
Warrants liability (in Dollars) | $		$ 850,054																	10,759,324
Change of fair value of warrant liability (in Dollars) | $																			(3,734,131)
Purchase of shares		1,564,480
Board of Directors [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares															$ 0.000002
Ordinary shares issued															1,666,667
Pre-split shares															25,000,000
PRC Company Laws [Member]
Equity [Line Items]
Retained earnings statutory reserves (in Dollars) | $																						$ 1,926,547		$ 1,926,547
Share Incentive Plan [Member]
Equity [Line Items]
Pre-split shares						3,300,000
Shares of stock						220,000
Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares						$ 0.00003
Sold ordinary share				3,300,000
Plan issued shares				220,000
Common Stock [Member]
Equity [Line Items]
Ordinary share authorized															25,000,000,000			5,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares						0.000002											$ 0.00003	$ 0.00001
Ordinary shares issued																	43,544	1,666,667
Pre-split shares																	653,155	25,000,000
Price per share (in Dollars per share) | $ / shares											$ 108.75
Sold ordinary share					333,333						1,379,313
Common Stock [Member] | Warrants [Member]
Equity [Line Items]
Warrant exercise price adjustment amount (in Dollars) | $																			$ 19,801,980
Common Stock [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares						0.000002
Viru Technology [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares															$ 0.00003
Pre-split shares															0.000002
Surrendered ordinary shares															2,743
Anguo [Member]
Equity [Line Items]
Ordinary shares issued													49,389														49,389
Pre-split shares													740,829
Anjiu [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares													$ 49,389
Ordinary shares issued													740,829														740,829
Anling [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares													$ 29,633
Ordinary shares issued													444,497														444,497
Binominal Tree [Member] | Warrants [Member]
Equity [Line Items]
Warrants shares					666,667
United States [Member] | Warrants [Member]
Equity [Line Items]
Warrant shares									1,241,381
United States [Member] | Common Stock [Member]
Equity [Line Items]
Alternate cashless exercise amount									496,553
Canada [Member]
Equity [Line Items]
Warrant shares								22,069
Canada [Member] | Warrants [Member]
Equity [Line Items]
Warrant shares								827,589
Canada [Member] | Common Stock [Member]
Equity [Line Items]
Alternate cashless exercise amount								331,036
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized																			4,000,000,000			4,000,000,000			4,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares																			$ 0.00003			$ 0.00003			$ 0.00003
Ordinary shares issued																			848,203			848,203
Designate authorized shares							3,000,000,000
Cashless exercise option		14,590,000
Class B Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Sold ordinary share					333,333
Class B Ordinary Shares [Member] | Mr. Yang [Member]
Equity [Line Items]
Pre-split shares							12,723,036
Total share value (in Dollars) | $							$ 26
Shares sold							848,203
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Total share value (in Dollars) | $
Shares sold
Cashless exercise option
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized																			30,000,000,000	[1]		30,000,000,000	[1]		30,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares																			$ 0.00003	[1]		$ 0.00003	[1]		$ 0.00003
Ordinary shares issued	[1]																		16,673,031			1,410,001
Pre-split shares							12,723,036
Sold ordinary share					5,000,000
Repurchase amount							848,203
Class A Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Sold ordinary share					10,000,000
Cashless exercise option		18,237,500
Class A Ordinary Shares [Member] | Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares						$ 0.000002
Pre-split shares						3,300,000
Class A Ordinary Shares [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Pre-split shares			3,300,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Total share value (in Dollars) | $																					$ 2
Shares sold	[2]																				82,667
Shares of stock	[2]																		220,000
Cashless exercise option	[2]																		14,590,000
Class A Ordinary Shares [Member] | Common Stock [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares						$ 0.00003
Shares of stock			220,000
Minimum [Member]
Equity [Line Items]
Fund statutory reserves, percentage																			10.00%
Minimum [Member] | Anguo [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares													$ 0.00003
Maximum [Member]
Equity [Line Items]
Fund statutory reserves, percentage																			50.00%
Maximum [Member] | Anguo [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares													$ 0.000002
Over-Allotment Option [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares												$ 82,667
Sold ordinary share												40,000
Net proceeds (in Dollars) | $												$ 6,200,000
IPO [Member] | Minimum [Member]
Equity [Line Items]
Sold ordinary share												80,000
IPO [Member] | Maximum [Member]
Equity [Line Items]
Sold ordinary share												1,200,000

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).
[2]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).